Document and Entity Information	Jul. 22, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 22, 2021
Entity Registrant Name	Matterport, Inc./DE
Entity Incorporation State Country Code	DE
Entity File Number	001-39790
Entity Tax Identification Number	85-1695048
Entity Address Address Line1	352 East Java Drive
Entity Address City Or Town	Sunnyvale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94089
City Area Code	650
Local Phone Number	641-2241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 28, 2021, Matterport, Inc., a Delaware corporation (f/k/a Gores Holdings VI, Inc.) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 3.03, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transaction under Items 5.03 and 5.05 of Form 8-K. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Entity Central Index Key	0001819394
Class A Common Stock [Member]
Document Information [Line Items]
Security12b Title	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	MTTR
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Security12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	MTTRW
Security Exchange Name	NASDAQ